Deferred Policy Acquisition and Sales Inducement Costs	12 Months Ended
Dec. 31, 2011
Reinsurance/Deferred Policy Acquisition and Sales Inducement Costs [Abstract]
Deferred Policy Acquisition and Sales Inducement Costs
10.	Deferred Policy Acquisition and Sales Inducement Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2011	2010	2009
Balance, beginning of year	$169,937	$213,325	$538,248
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	—	—	(11,825)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses(2)	—	—	11,825
Acquisition costs deferred	23,900	24,704	32,560
Amortization charged to income	(12,091)	(16,437)	(148,450)
Effect of unrealized gains and losses	(12,530)	(51,655)	(209,033)

Balance, end of year	$169,216	$169,937	$213,325

(1)	The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)	The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2011	2010	2009
Balance, beginning of year	$2,024	$11,091	$47,319
Impact of adoption new other-than-temporary impairment accounting guidance before unrealized impact (1)	—	—	(1,732)
Impact of adoption new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	—	—	1,732
Sales inducements deferred	526	1,048	3,454
Amortization charged to income	(316)	(3,375)	(22,337)
Effect of unrealized gains and losses	(215)	(6,740)	(17,345)

Balance, end of year	$2,019	$2,024	$11,091

(1)

The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2)

The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.